SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Record Street Brewing Co [Member]
SUBSEQUENT EVENTS

NOTE 7 – SUBSEQUENT EVENTS

On October 1, 2017 the Company entered into a restructuring agreement with the Madan family. Pursuant to that agreement, Ian and Michael’s 2,500 shares were redeemed, retired, and cancelled in exchange for $150,000 in promissory notes accruing interest at 12% per annum and maturing on December 31, 2018. Further, the $100,000 bridge loan, any accrued interest on that loan, and Michael Madan’s interest in an Assignment and Repurchase Agreement were exchanged for an additional $200,000 in promissory notes accruing interest at 12% per annum and maturing on December 31, 2018.

On December 31, 2017, immediately before the acquisition described below, the Company converted the convertible notes described above to 1,000 common shares.

On December 31, 2017 the Company was acquired by UPD Holding, Inc. (“UPD”), a product development company based in Reno, NV. Shareholders of the Company received $1,600,000 of equity equal to 80,000,000 shares of UPD’s common stock.

NOTE 8 – SUBSEQUENT EVENTS

On June 26, 2017 the Company completed the issuance of $100,000 in convertible notes. The notes accrue interest at 10% per annum and mature on June 30, 2018. The notes are convertible for 1,000 shares of the Company’s common stock. On December 31, 2017, immediately before the acquisition described below, the Company converted the convertible notes described above to 1,000 common shares.

On October 1, 2017 the Company entered into a restructuring agreement with the Madan family. Pursuant to that agreement, Ian and Michael’s 2,500 shares were redeemed, retired, and cancelled in exchange for $150,000 in promissory notes accruing interest at 12% per annum and maturing on December 31, 2018. Further, the $100,000 bridge loan, any accrued interest on that loan, and Michael Madan’s interest in an Assignment and Repurchase Agreement were exchanged for an additional $200,000 in promissory notes accruing interest at 12% per annum and maturing on December 31, 2018.

On December 31, 2017 the Company was acquired by UPD Holding, Inc. (“UPD”), a product development company based in Reno, NV. Shareholders of the Company received $1,600,000 of equity equal to 80,000,000 shares of UPD’s common stock.